Significant Accounting policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Significant Accounting policies

2.       Significant Accounting policies:

a)	Principles of consolidation: The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), which include the accounts of Star Bulk and its wholly owned subsidiaries referred to in Note 1 above. All intercompany balances and transactions have been eliminated on consolidation.

Star Bulk as the holding company determines whether it has controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under ASC 810 “Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and make financial and operating decisions. Star Bulk consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest.

Following the provisions of ASC 810 “Consolidation”, the Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a variable interest entity (“VIE”) in its consolidated financial statements. The Company’s evaluation did not result in an identification of variable interest entities for the years 2017, 2018 and 2019.

b)	Equity method investments: Investments in the equity of entities over which the Company exercises significant influence, but does not exercise control are accounted for by the equity method of accounting. Under this method, the Company records such an investment at cost and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income. The Company also evaluates whether a loss in value of an investment that is other than a temporary decline should be recognized. Evidence of a loss in value might include absence of an ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. Dividends received reduce the carrying amount of the investment. When the Company’s share of losses in an entity accounted for by the equity method equals or exceeds its interest in the entity, the Company does not recognize further losses, unless the Company has made advances, incurred obligations and made payments on behalf of the entity.
c)	Use of estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions or conditions.

d)	Comprehensive income/(loss): The statement of comprehensive income/(loss) presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. Reclassification adjustments are presented out of accumulated other comprehensive income/(loss) on the face of the statement in which the components of other comprehensive income/(loss) are presented or in the notes to the financial statements. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income/(loss), items of other comprehensive income/(loss) and total comprehensive income/(loss) in two separate and consecutive statements.

e)	Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and restricted cash, trade accounts receivable and derivative contracts (including freight derivatives, bunker derivatives and interest rate swaps). The Company’s policy is to place cash and cash equivalents, and restricted cash with financial institutions evaluated as being creditworthy. Cash and cash equivalents and restricted cash are therefore exposed to minimal credit risk. The Company may be exposed to credit risk in the event of non-performance by counter parties to derivative contracts. To manage this risk, the Company has adopted a policy of no exposure in over-the-counter transactions by selecting freight derivatives and bunker swaps that clear through reputable clearing houses, including the London Clearing House (“LCH”). The Company performs periodic evaluations of the relative credit standing of those financial institutions with which the Company transacts. In addition the Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition.
f)	Foreign currency transactions: The functional currency of the Company is the U.S. Dollar since its vessels operate in the international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company’s books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the period are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the consolidated balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are converted into U.S. Dollars at the period-end exchange rates. Resulting gains/(losses) are included in “Interest and other income/(loss)” in the consolidated statements of operations.
g)	Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less or from which cash is readily available without penalty, to be cash equivalents.

h)	Restricted cash: Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company’s borrowing arrangements or derivative contracts, which are legally restricted as to withdrawal or use. In the event that the obligation to maintain such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets. Otherwise, they are classified as non-current assets.
i)	Trade accounts receivable, net: The amount shown as Trade accounts receivable, net, at each balance sheet date, includes receivables from customers, net of any provision for doubtful debts. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables. During 2018 and 2019 the Company provided for doubtful debt of $722 and $1,607 respectively, which amounts were also written off during the same years.

j)	Inventories: Inventories consist of lubricants and bunkers, which are stated at the lower of cost or net realizable value, which is the estimated selling prices less reasonably predictable costs of disposal and transportation. Cost is determined by the first in, first out method.

k)	Vessels, net: Vessels are stated at cost, which consists of the purchase price and any material expenses incurred upon acquisition, such as initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for its initial voyage, less accumulated depreciation and impairment, if any. Any subsequent expenditure, when it does not extend the useful life of the vessel, increase the earning capacity or improve the efficiency or safety of the vessel, is expensed as incurred.

The cost of each of the Company’s vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel’s remaining economic useful life, after considering the estimated residual value (vessel’s residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton). Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted. The estimated salvage value of each vessel is $0.3 per light weight ton as of December 31, 2019 and 2018, which is based on the historical average demolition prices.

l)	Advances for vessels under construction and acquisition of vessels: Advances made to shipyards or sellers of shipbuilding contracts during construction periods or advances made to sellers of secondhand vessels to be acquired are classified as “Advances for vessels under construction and acquisition of vessels” until the date of delivery and acceptance of the vessel, at which date they are reclassified to “Vessels and other fixed assets, net.” Advances for vessels under construction also include supervision costs, amounts paid under engineering contracts, and other expenses directly related to the construction of the vessel or the preparation of the vessel for its initial voyage. Interest cost incurred during the construction period of the vessels are also capitalized and included in the vessels’ cost.
m)	Fair value of above/below market acquired time charters: The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. Where vessels are acquired with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the market rate for a charter of equivalent duration prevailing at the time the vessels are delivered. In discounting the charter rate differences in future periods, the Company uses its Weighted Average Cost of Capital (WACC) adjusted to account for the credit quality of the counterparties, as deemed necessary. Such intangible asset or liability is recognized ratably as an adjustment to revenues over the remaining term of the assumed time charter.
n)	Impairment of long-lived assets: The Company follows guidance under ASC 360 “Property, Plant, and Equipment” related to the impairment or disposal of long-lived assets which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use and eventual disposition of the asset is less than its carrying amount, the Company should record an impairment loss to the extent the asset’s carrying value exceeds its fair value. The Company determines the fair value of its assets based on management estimates and assumptions and by making use of available market data and taking into consideration agreed sale prices and third party valuations.

In this respect, management regularly reviews the carrying amount of the vessels, including newbuilding contracts, if any, on a vessel-by-vessel basis, when events and circumstances indicate that the carrying amount of the vessels or newbuilding contracts might not be recoverable (such as vessel sales and purchases, business plans, obsolescence or damage to the asset and overall market conditions). When impairment indicators are present, the Company compares future undiscounted net operating cash flows to the carrying values of the Company’s vessels to determine if the asset is required to be impaired. In developing its estimates of future undiscounted net operating cash flows, the Company makes assumptions and estimates about vessels’ future performance, with the significant assumptions being related to charter rates, ship operating expenses, vessels’ residual value, fleet utilization and the estimated remaining useful lives of the vessels. These assumptions are based on current market conditions, historical industry and Company’s specific trends, as well as future expectations.

The future undiscounted net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed vessel days and an estimated daily time charter equivalent rate for the unfixed days over the estimated remaining economic life of each vessel, net of brokerage and address commissions. Estimates of the daily time charter equivalent rate for the unfixed days are based on the current Forward Freight Agreement (“FFA”) rates, for the first three-year period, average of FFA rates and historical average rate levels for the fourth year and historical average rate levels of similar size vessels for the period thereafter. The expected cash inflows from charter revenues are based on an assumed fleet utilization rate for the unfixed days over available days, taking also into account expected technical off-hire days. In addition, in light of the Company’s investment in exhaust gas cleaning systems (“EGCS” or “Scrubbers”), an estimate of an additional daily revenue for each scrubber fitted vessel was also included, reflecting additional compensation from charterers due to the fuel cost savings that these vessels provide. In assessing expected future cash outflows, management forecasts vessel operating expenses, which are based on the Company’s internal budget for the first annual period and thereafter assume an annual inflation rate and are capped at the thirteenth year thereafter, vessel expected maintenance costs (for dry docking and special surveys) and management fees. The estimated salvage value of each vessel is $0.3 per light weight ton, in accordance with the Company’s vessel depreciation policy. The Company uses a probability weighted approach for developing estimates of future cash flows used to test its vessels for recoverability when alternative courses of action are under consideration (i.e. sale or continuing operation of a vessel). If the Company’s estimate of future undiscounted net operating cash flows for any vessel is lower than the vessel’s carrying value, the carrying value is written down to the vessel’s fair market value with a charge recorded under “Impairment loss” in the consolidated statement of operations.

o)	Vessels held for sale: The Company classifies a vessel as being held for sale when all of the following criteria, enumerated under ASC 360 “Property, Plant, and Equipment”, are met: (i) management has committed to a plan to sell the vessel; (ii) the vessel is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; (iv) the sale of the vessel is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the vessel is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under “Impairment loss” in the consolidated statement of operations. The vessels are not depreciated once they meet the criteria to be classified as held for sale.

p)	Financing costs: Fees paid to lenders or required to be paid to third parties on the lenders’ behalf for obtaining new loans, senior notes, for refinancing or amending existing loans or securing leases, are required to be presented on the balance sheet as a direct deduction from the carrying amount of that debt liability, similar to debt discounts. These costs are amortized as interest and finance costs using the effective interest rate method over the duration of the related debt. Any unamortized balance of costs relating to debt repaid or refinanced that meet the criteria for Debt Extinguishment (see Subtopic 470-50), is expensed in the period in which the repayment is made or refinancing occurs. Any unamortized balance of costs relating to debt refinanced that do not meet the criteria for Debt Extinguishment, are amortized over the term of the refinanced debt. Other fees incurred for obtaining loan facilities whose committed loans have not been drawn on or before the balance sheet date are recorded under “Other non-current assets”, and are reclassified as a direct deduction from the carrying amount of the loan facilities once financing takes place.
q)	Debt Modifications and extinguishments: The Company follows the provisions of ASC 470-50, “Modifications and Extinguishments” to account for all modifications or extinguishments of debt instruments, except debt that is extinguished through a troubled debt restructuring (see Subtopic 470-60) or a conversion of debt to equity securities of the debtor pursuant to conversion privileges provided in terms of the debt at issuance (see Subtopic 470-20). This Subtopic also provides guidance on whether an exchange of debt instruments with the same creditor constitutes an extinguishment and whether a modification of a debt instrument should be accounted for in the same manner as an extinguishment. In circumstances where an exchange of debt instruments or a modification of a debt instrument does not result in extinguishment accounting, this Subtopic provides guidance on the appropriate accounting treatment.

r)	Share based compensation: Share based compensation represents the cost of shares and share options granted to employees, executive officers and to directors, for their services, and is included in “General and administrative expenses” in the consolidated statements of operations. The shares are measured at their fair value equal to the market value of the Company’s common shares on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and a total fair value of such shares is recognized using the accelerated method, which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award. Further, the Company accounts for restricted share award forfeitures upon occurrence.

Awards of restricted shares, restricted share units or share options that are subject to performance conditions are also measured at their fair value, which is equal to the market value of the Company’s common shares on the grant date. If the award is subject only to performance conditions, compensation cost is recognized only if the performance conditions are satisfied (essentially, the requisite service is not considered to have been provided if the performance condition is not achieved). For awards that are subject to performance conditions and future service conditions, if it is probable that the performance condition for these awards will be satisfied, the compensation cost in respect of these awards is recognized over the requisite service period. If it is initially determined that it is not probable that the performance condition will be satisfied and it is later determined that the performance conditions are likely to be satisfied (or vice versa), the effect of the change in estimate is retroactively accounted for in the period of change by recording a cumulative catch-up adjustment to retroactively apply the new estimate. If the award is forfeited because the performance condition is not satisfied, any previously recognized compensation cost is reversed.

The fair value of share options grants is determined with reference to option pricing models, and depends on the terms of the granted options. The fair value is recognized (as compensation expense) over the requisite service period for all awards that vest.

s)	Dry docking and special survey expenses: Dry docking and special survey expenses are expensed when incurred.

t)	Accounting for revenue and related expenses: The Company primarily generates its revenues from charterers for the charter hire of its vessels under time charter agreements or voyage charter agreements. Under a time charter agreement a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. Under a voyage charter agreement, a contract is made in the spot market for the use of a vessel for a specific voyage to transport a specified agreed upon cargo at a specified freight rate per ton or occasionally a lump sum amount. Under a voyage charter agreement, the charter party generally has a minimum amount of cargo and the charterer is liable for any short loading of cargo or “dead” freight. A minor part of the Company’s revenues is also generated from pool arrangements, according to which the amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool (based on the vessel’s age, design, consumption and other performance characteristics) as well as the time each vessel has spent in the pool. For those vessels that operated under the pool arrangements during the years ended December 31, 2017, 2018 and 2019 the Company considers itself the principal primarily because of its control over the service to be transferred for the charterer under those charterparties and therefore related revenues and expenses are presented gross.

Under time charter agreements, voyage costs, such as fuel and port charges are borne and paid by the charterer. The Company’s time charter agreements are classified as operating leases pursuant to ASC 842 “Leases”, as further disclosed in Note 2(x).

As further analyzed in Note 2(x), the Company has determined that its voyage charter agreements do not contain a lease and are therefore considered service contracts that fall under the provisions of ASC 606. The majority of revenue from voyage charter agreements is usually collected in advance. The Company has determined that there is one single performance obligation for each of its voyage contracts, which is to provide the charterer with an integrated transportation service within a specified time period. In addition, the Company has concluded that a contract for a voyage charter meets the criteria to recognize revenue over time because the charterer simultaneously receives and consumes the benefits of the Company’s performance as the Company performs. Therefore, since the Company’s performance obligation under each voyage contract is met evenly as the voyage progresses, revenue is recognized on a straight line basis over the voyage days from the loading of cargo to its discharge.

Demurrage income, which is considered a form of variable consideration, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements. Demurrage income for the years ended December 31, 2017, 2018 and 2019 was not material.

Under voyage charter agreements, all voyage costs are borne and paid by the Company. Voyage expenses consist primarily of brokerage commissions, bunker consumption, port and canal expenses and agency fees related to the voyage. Pursuant to the provisions of ASC 340-40, “Other Assets and Deferred Costs – Contracts with Customers” for contract costs, all voyage costs are considered contract fulfilment costs because they are directly related to the performance of the voyage contract. Those costs are expensed as incurred, with the exception of those contract fulfilment costs incurred prior to the commencement of loading the cargo on the relevant vessel, which are capitalized to the extent the Company, in its reasonable judgement, determines that they (i) are directly related to a contract, (ii) will be recoverable and (iii) enhance the Company’s resources by putting the Company’s vessel in a location to satisfy its performance obligation under a contract. These capitalized contract fulfilment costs are recorded under “Other current assets” and are amortized on a straight-line basis as the related performance obligations are satisfied.

The Company adopted ASC 606 on January 1, 2018 using the modified retrospective approach, and has been applied to all voyage contracts not completed as of the date of the initial application. As such, the information prior to January 1, 2018 has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2018.

u)	Fair value measurements: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” that defines and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 20).
v)	Earnings / (loss) per share: Basic earnings or loss per share are calculated by dividing net income or loss available to common shareholders by the basic weighted average number of common shares outstanding during the period. Diluted earnings per share is computed using the treasury stock method whereby all of the Company’s dilutive securities are assumed to be exercised and the proceeds used to repurchase common shares are calculated at the weighted average market price of the Company’s common shares during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings per share computation (Note 14).

w)	Segment reporting: The Company reports financial information and evaluates its operations and operating results by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the Chief Executive Officer, who is the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment, that of operating dry bulk vessels. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide, subject to restrictions as per the charter agreement, and, as a result, the disclosure of geographic information is impracticable.
x)	Leases: On January 1, 2019, the Company adopted ASC 842 Leases (“ASC 842”), according to which lessees are required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with term of more than 12 months. For lessees, leases are classified as either finance or operating, with classification affecting the pattern of expense recognition on the income statement. ASC 842 requires lessors to classify leases as a sales-type, direct financing, or operating leases. A lease is a sales-type lease if any one of five criteria included in ASC 842 are met, each of which indicates that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, and two other criteria included also in ASC 842 are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee, the lease is classified as a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases.

The Company elected to use the optional new transition method for the adoption of ASC 842 that results in initial recognition of a cumulative effect adjustment to retained earnings in the year of adoption. As a result, prior periods as reported by the Company, have not been impacted by the adoption. The Company also elected to use the practical expedient for lessors to combine the lease and non-lease components of revenues for recognition, measurement and presentation purposes, as also described below.

In addition, in connection with its adoption of ASC 842, the Company elected to use the “package of 3” practical expedients permitted under the transition guidance, which exempts the Company from reassessing:

• whether any expired or existing contracts are or contain leases;

• any expired or existing lease classifications; and

• initial direct costs for any existing leases.

Lastly, the Company elected not to use the practical expedient of hindsight in determining the lease term and in assessing the impairment of the Company’s operating lease right-of-use assets.

The Company’s adoption of ASC 842 did not have a material effect on the consolidated financial statements for the reasons discussed below:

Company acting as Lessor:

As also described in Note 2(t), the Company generates its revenues from charterers for the charter hire of its vessels under time charter agreements, in which a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate, or voyage charter agreements, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified freight rate per ton. The Company considered the provisions of ASC 842 and determined that its voyage charter agreements do not contain a lease because the charterer under such contracts does not have the right to control the use of the vessel since the Company, as the ship-owner, retains control over the operations of the vessel, provided also that the terms of the voyage charter are pre-determined, and any change requires the Company’s consent. On the other hand, the Company determined that its time charter agreements are leases that are governed by ASC 842 because, pursuant to the time charter agreements, (a) the vessel is an identifiable asset, (b) the Company does not have substitution rights and (c) the charterer has the right to control the use of the vessel during the term of the contract and derives economic benefits from such use. In addition, since none of the criteria for classification as sales-type leases or direct financing leases are met, the Company’s time charter agreements are classified as operating leases. The duration of the contracts that the Company is entering into depends on the market conditions, with the duration decreasing during weak market conditions. During 2019 in their majority the Company’s time charter contracts did not exceed the period of 12 months, including optional extension periods. Future minimum rental payments for the existing contracts as of December 31, 2019, are presented in Note 17 below.

Upon adoption of ASC 842, the timing and recognition of earnings from time charter contracts to which the Company is party did not change from previous practice, with the exception of ballast bonuses which were recognized during the ballast leg but are now deferred and recognized over time during the charter period, as well as the deferral of certain direct costs incurred during the ballast leg that meet the required criteria for capitalization and amortize during the charter period. Included in the charter hire rate is also compensation for running the vessel, such as crewing expenses, repairs and maintenance and insurance. The Company, making use of the practical expedient for lessors, has elected not to separate the lease and non-lease components included in the time charter revenue but rather to recognize lease revenue as a combined single lease component for all time charter contracts (operating leases) as the related lease component and non-lease component have the same timing and pattern of transfer (i.e., both the lease and non-lease components are earned with the passage of time) and the predominant component is the lease. The performance obligations in a time charter contract are satisfied over the term of the contract on a straight-line basis, beginning when the vessel is delivered to the charterer and ending when it is delivered back to the Company. As a result, the adoption of this standard with respect to charter agreements for which the Company acts as lessor did not have an effect on the Company’s consolidated opening retained earnings, balance sheets and consolidated statements of operations, except for the additional disclosure requirements of ASC 842.

Company acting as Lessee:

A)	As already discussed in Note 1, during 2018 and 2019 the Company chartered-in a number of third-party vessels to increase its operating capacity in order to satisfy its clients’ needs. All charter-in operating leases that the Company had entered into and were effective as of December 31, 2018 and during the year ended December 31, 2019 are short to medium-term leases (i.e., not exceeding 12 months, including optional extension periods). Please also refer to Note 3 for those charter-in contracts entered into with related parties. The Company elected to use the practical expedient of ASC 842 that allows for time charter-in contracts with an initial term of 12 months or less to be excluded from the operating lease right-of use assets and the corresponding lease liabilities recognition on the consolidated balance sheet. The Company continues to recognize the lease payments for all charter-in operating leases as charter-in hire expenses on the consolidated statements of operations on a straight-line basis over the lease term. Revenues generated from those charter-in vessels during the year ended 2017, 2018 and 2019 amounted to $6,153, $127,618 and $185,311, respectively and are included in Voyage revenues in the consolidated statements of operations, out of which $3,005, $18,661 and $15,253, respectively, constitute sublease income deriving from time charter agreements. Future minimum rental payments for the existing contracts as of December 31, 2019, are presented in Note 17 below.

B)	The adoption of ASC 842 did not change the accounting for the leases already recognized on the balance sheet as capital leases under the previous leasing guidance given the transition provisions of ASC 842 and the practical expedients elected by the Company as discussed above. As such, those leases existing as of January 1, 2019, including all bareboat charter agreements that the Company had entered into that were in place as of that date, are classified as finance leases under the new leasing guidance of ASC 842, with the Company having reclassified the existing capital lease assets as of December 31, 2018 of $1,047,780 as right-of-use assets being reflected within Fixed Assets and the existing lease obligations as of December 31, 2018 of $609,737 as lease liabilities being reflected within Lease financing. The weighted-average discount rate for the Company’s bareboat charter agreements for the year ended December 31, 2019 was 5.66%. Please refer to Note 7 for the description of the nature of these leases, general terms, covenants included , any variable payments, if any, as well as the purchase obligations they provide for.
C)	Each sale and lease back transaction that the Company had entered into as of December 31, 2018 and during the year ended December 31, 2019, involved a purchase obligation and was therefore treated as a failed sale or merely a financing arrangement both before and after adoption of ASC 842, and therefore was not within the scope of sale and leaseback accounting.

D)

The Company has determined its office rental arrangements are operating leases. The office spaces that the Company leases are mostly located in Athens, Cyprus and Switzerland. Payments under these arrangements are fixed with no variable payments. The assets and liabilities recognized in respect of these agreements that correspond to the underlying rights and obligations were $1,198 as of January 1, 2019 and $1,216 as of December 31, 2019 and are presented within “Leased buildings, right-of-use assets” and “Leased buildings, operating lease liabilities” in the consolidated balance sheet. The discount rate used is 4%, being the estimated annual incremental borrowing rate for these type of assets. The lease expenses attributable to these leases are recognized on a straight line basis over the lease term and are recorded as part of General and Administrative expenses. These lease expenses were $403 and $352 for the years ended December 31, 2018 and 2019, respectively. The weighted average remaining lease term of the Company’s office rent arrangements is 3.9 years. Please also refer to Note 3 for office rent agreements entered into with related parties. Future minimum rental payments for existing contracts as of December 31, 2019, are presented in Note 17 below.

y)	Derivatives & Hedging:

i)       Derivative Financial Instruments:

The Company enters into derivative and non-derivative financial instruments to manage risks related to fluctuations of interest rates and foreign currency exchange rates.

All derivatives are recorded on the Company’s balance sheet as assets or liabilities and are measured at fair value. The valuation of interest rate swaps is based on Level 2 observable inputs of the fair value hierarchy, such as interest rate curves. The changes in the fair value of derivatives not qualifying for hedge accounting are recognized in earnings. Cash inflows/outflows attributed to derivative instruments are reported within cash flows from operating activities in the consolidated statements of cash flows.

For the purpose of hedge accounting, hedges are classified as:

·	fair value hedges, when hedging the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, which in each case is attributable to a particular risk, including foreign currency risk;
·	cash flow hedges, when hedging exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction that could affect earnings; or
·	hedges of a net investment in a foreign operation. This type of hedge is not used by the Company.

In case the instruments are eligible for hedge accounting, at the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the Company will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows or fair value attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows or fair value and are assessed at each reporting date to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

Fair value hedges

A fair value hedge is a hedge of the exposure to changes in the fair value of a recognized asset or liability, or of an unrecognized firm commitment, which in each case is attributable to a particular risk.

The change in the fair value of a hedging instrument is recognized in the consolidated statement of operations. The change in the fair value of the hedged item attributable to the risk hedged is recorded as part of the carrying value of the hedged item and is also recognized in the consolidated statement of operations.

For fair value hedges, in which a non-derivative is used as hedging instrument for foreign currency risk of unrecognized firm commitments, the hedging instrument is re- measured based on the movement in functional currency cash flows attributable to the change in spot exchange rates between the functional currency and the currency in which the non-derivative hedging instrument is denominated. An asset or liability is recorded for the unrecognized firm commitment, which equals the foreign exchange gain or loss that is recorded in earnings as a result of the hedge relationship. The resulting asset or liability will eventually be treated as part of the consideration when the firm commitment is recognized.

Cash Flow hedges

A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect earnings.

For derivatives designated as cash flow hedges, the effective portion of the changes in their fair value is recorded in “Accumulated other comprehensive income / (loss)” and is subsequently recognized in earnings when the hedged items impact earnings, while the ineffective portion, if any, is recognized immediately in current period earnings under “Gain / (Loss) on derivative financial instruments, net.”

Discontinuation of hedge relationships

The Company discontinues prospectively fair value or cash flow hedge accounting if the hedging instrument expires or is sold, terminated or exercised and it no longer meets all the criteria for hedge accounting or if the Company de-designates the instrument as a cash flow or fair value hedge. As part of a cash flow hedge, at the time the hedging relationship is discontinued, any cumulative gain or loss on the hedging instrument recognized in equity remains in equity until the forecasted transaction occurs or until it becomes probable of not occurring. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in earnings. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is reclassified and recognized in earnings for the year. Similarly, as part of a fair value hedge, if the hedged item is derecognized, the unamortized fair value is recognized immediately in earnings.

ii)       Forward Freight Agreements and Bunker Swaps:

In addition, from time to time, the Company may take positions in derivative instruments including forward freight agreements, or FFAs. Generally, FFAs and other derivative instruments may be used to hedge a vessel owner’s exposure to the charter market for a specified route and period of time. Upon settlement, if the contracted charter rate is less than the average of the rates for the specified route and time period, as reported by an identified index, the seller of the FFA is required to pay the buyer the settlement sum, being an amount equal to the difference between the contracted rate and the settlement rate, multiplied by the number of days in the specified period covered by the FFA. Conversely, if the contracted rate is greater than the settlement rate, the buyer is required to pay the seller the settlement sum. All of the FFAs are settled on a daily basis through reputable exchanges such as LCH, Singapore Exchange (SGX) or Nasdaq. FFAs are intended to serve as an economic hedge for the Company’s vessels that are being chartered in the spot market, effectively locking-in an approximate amount of revenue that the Company expects to receive from such vessels for the relevant periods. The Company measures the fair value of all open positions at each reporting date on this basis (Level 2). The Company’s FFAs do not qualify for hedge accounting and therefore gains or losses are recognized in the consolidated statements of operations under “(Gain)/Loss on forward freight agreements and bunker swaps.”

Also, from time to time, the Company enters into bunker swap contracts to manage its exposure to fluctuations of bunker prices associated with the consumption of bunkers by its vessels. Bunker swaps are agreements between two parties to exchange cash flows at a fixed price on bunkers, where volume, time period and price are agreed in advance. The Company’s bunker swaps are settled through reputable clearing houses, including LCH. The fair value of bunker swaps is the estimated amount that the Company would receive or pay to terminate the swaps at the reporting date (Level 2). The Company’s bunker swaps do not qualify for hedge accounting and bunker price differentials paid or received under the swap agreements are recognized under “(Gain)/Loss on forward freight agreements and bunker swaps”.

z)	Taxation: The Company follows the provisions of ASC 740-10, “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740-10 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.
aa)	Offering costs: Expenses directly attributable to an equity offering are deferred and presented against paid-in capital, unless the offering is aborted, in which case they are written-off and charged to earnings.
ab)	Share repurchases: The Company records the repurchase of its common shares at cost based on the settlement dates of repurchase transactions. Until their retirement these common shares are classified as treasury stock, which is a reduction to shareholders’ equity. Treasury shares are included in authorized and issued shares but excluded from outstanding shares.
ac)	Evaluation of purchase transactions: When the Company enters into an acquisition transaction, it determines whether the acquisition transaction was purchase of an asset or a business based on the facts and circumstances of the transaction. In accordance with Business Combinations (Topic 805): Clarifying the Definition of a Business, if substantially all of the fair value of the gross assets acquired in an acquisition transaction are concentrated in a single identifiable asset or group of similar identifiable assets, then the set is not a business. To be considered a business, a set must include an input and a substantive process that together significantly contributes to the ability to create an output. All assets acquired and liabilities assumed in a business combination are measured at their acquisition-date fair values. For asset acquisitions, the cost of the acquisition is allocated to individual assets and liabilities on a relative fair value basis. Acquisition costs associated with business combinations are expensed as incurred. Acquisition costs associated with asset acquisitions are capitalized.

Other accounting pronouncements - adopted:

Statement of Cash Flows (230): In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (230): Restricted Cash”.  The amendments in this update require that a statement of cash flows explains the change during the period in the total amount of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents.  Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted this accounting standard update as of January 1, 2018, and this presentation was applied retrospectively to all periods presented as required by the guidance. The prior periods have been adjusted to conform to current period presentation, which resulted in a) a decrease in cash flows used in operating activities by $216 and an increase in cash flows used in investing activities of $209 for the year ended December 31, 2016 compared to the amounts previously reported of ($33,448) and ($13,216), respectively and b) an increase in cash flows provided by operating activities by $1,834 and an increase in cash flows used in investing activities of $249 for the year ended December 31, 2017 compared to the amounts previously reported of $80,970 and ($126,852), respectively, related to changes in restricted cash amounts. Moreover, the beginning period and the ending period cash balances now include restricted cash.

Recent accounting pronouncements - not yet adopted:

Financial Instruments - Credit Losses (Topic 326): In June 2016, the FASB issued ASU 2016-13- “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This standard, including the codification improvements issued in November 2018, requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a more timely manner. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. Several Codification Improvements have been issued since June 2016 with respect to this topic. For public entities, the amendments of this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application is permitted. The adoption of this ASU is not expected to have a material effect on the Company’s consolidated financial statements and accompanying notes.

Fair Value Measurement (Topic 820): In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the disclosure requirements for fair value measurement.” The amendments in this update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, including the consideration of costs and benefits. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The adoption of this ASU is not expected to have a material effect on the Company’s consolidated financial statements and accompanying notes.